Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
Class A C I | RiverFront Long Term Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 YEAR	rr_ExpenseExampleYear01	661
3 YEARS	rr_ExpenseExampleYear03	981
5 YEARS	rr_ExpenseExampleYear05	1,324
10 YEARS	rr_ExpenseExampleYear10	2,289
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	661
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	981
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,324
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,289
Annual Return 2009	rr_AnnualReturn2009	26.54%
Annual Return 2010	rr_AnnualReturn2010	12.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.08%)
One Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	17.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
Class A C I | RiverFront Long Term Growth Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	17.43%
Class A C I | RiverFront Long Term Growth Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	15.21%
Class A C I | RiverFront Long Term Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
1 YEAR	rr_ExpenseExampleYear01	293
3 YEARS	rr_ExpenseExampleYear03	686
5 YEARS	rr_ExpenseExampleYear05	1,206
10 YEARS	rr_ExpenseExampleYear10	2,629
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	193
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	686
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,206
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,629
One Year	rr_AverageAnnualReturnYear01	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	19.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
Class A C I | RiverFront Long Term Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Net Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 YEAR	rr_ExpenseExampleYear01	92
3 YEARS	rr_ExpenseExampleYear03	373
5 YEARS	rr_ExpenseExampleYear05	674
10 YEARS	rr_ExpenseExampleYear10	1,531
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	92
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	373
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	674
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,531
One Year	rr_AverageAnnualReturnYear01	12.92%
Since Inception	rr_AverageAnnualReturnSinceInception	21.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
Class A C I | RiverFront Long Term Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RIVERFRONT LONG-TERM GROWTH FUND (THE "FUND")
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 81 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 68 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth. The portfolio is built around a strategic allocation which allocates the portfolio's investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds ("ETFs"). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the "Sub-Adviser" or "RiverFront") as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront's judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

•

Management Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•

Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock markets.

•

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

•

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF's shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF's shares may not develop or be maintained, trading of an ETF's shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

•

Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

•

Recent Market Events. During 2008 and in certain periods since then, U.S. and international markets experienced dramatic volatility. The securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The performance shown for periods prior to September 27, 2010 reflects the performance of the RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds - RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund's shares had been available during the periods shown, the performance shown may have been different.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2nd Quarter, 2009	16.70%
Worst quarter:	2nd Quarter, 2010	-10.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and the after-tax returns for Class C and Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A shares, and the after-tax returns for Class C and Class I shares will vary. After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

Class A C I | RiverFront Long Term Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	16.98%

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of total annual expenses of the Fund (including Acquired Fund Fees and Expenses) to 0.90% of the average daily net assets for the Class A, Class C and Class I shares. This obligation excludes Distribution and Services (12b-1) Fees, Shareholder Services Fees, taxes, brokerage commissions and extraordinary expenses. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to December 31, 2012 except with the approval of the Board of Trustees.
[3]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.